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Is the bear market
exhausted...










                                                                 Or,
                                                                 just
                                                                 resting?



                                         The Choice Long-Short Fund has
CHOICE LONG-SHORT FUND                   performance potential regardless
Semi-Annual Report - April 30, 2002      of market conditions.

The goal of the Choice Long-Short Fund is to seek long-term growth of capital through all market conditions. To attempt to achieve this goal, the Fund may use derivatives strategies and other leveraging techniques speculatively. These strategies subject the Fund to greater risks, and its performance may be more volatile than other funds. The Fund may be required to pay a premium to sell a security short. In addition, there is no guarantee that the price of a shorted stock will fall. The Fund's investments may go up or down, and you could lose money. This Fund is not a complete investment program and investors should consider the Fund for that portion of their investments allocated to higher risk, more aggressive investments. There is no guarantee that the Fund will achieve its stated investment objective.

Not authorized for distribution unless accompanied or preceded by a current prospectus.

                         Choice Long-Short Fund

                           Semi-Annual Report
                             April 30, 2002



                            Table of Contents

Perspectives from Patrick Adams. . . . . . . . . . . . . . . . . . . . .2

Choice Long-Short Fund . . . . . . . . . . . . . . . . . . . . . . . . .3

     Schedule of Investments . . . . . . . . . . . . . . . . . . . . . .4

     Statement of Assets and Liabilities . . . . . . . . . . . . . . . .7

     Statement of Operations . . . . . . . . . . . . . . . . . . . . . .8

     Statements of Changes in Net Assets . . . . . . . . . . . . . . . .9

     Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . 10

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . 11

PERSPECTIVES FROM PATRICK ADAMS...

For the six-month period ended 04/30/02, the market continued its volatile trend, as investors remained skeptical with the uncertainties that existed in the overall economy and the uncertainties around
corporate earnings.   The technology sector experienced the biggest
decline as indicated by the Nasdaq 100 Index, which was down -6.40% for this period. We believe the technology sector has the potential to experience a significant rally once corporate profits begin to accelerate-which we think have now bottomed.

Our performance was negatively impacted due to a heavy weighting in the technology sector. We anticipated the market would rally due to relatively good earnings and an improving economy that were developing in the first quarter.

Our focus is on early cycle sectors--technology, consumer cyclical, and financial sectors, which generally have the potential to benefit as the economy comes out of a recession. Some of the securities that performed well for us were from these sectors--especially the semiconductor and retailer sectors, in securities such as Cypress Semiconductor, Intersil Corp, Texas Instruments, Best Buy, Ann Taylor Stores, and Home Depot. On the "short" side, our best performers were Starbucks, Dynergy, Hot Topic, Adobe Systems, and Nokia.(1)

Going forward, we will look to position our portfolio so that if the market rallies, we have the potential to participate. We will attempt to hedge our longs in the portfolio by raising cash, shorting individual securities, and by shorting the Nasdaq 100 Futures and the S&P 500(R) Futures, to seek to minimize the risk exposure to the market if needed.

We anticipate that the equity markets will likely remain volatile due to interest rates beginning to move up on a secular basis. Because the Choice Long-Short Fund can take short positions, it has the potential to allows investors to better manage a volatile market.

Sincerely,


/s/ PATRICK S. ADAMS
Patrick S. Adams, CFA

(1) As of April 30, 2002, the Long-Short Fund's portfolio did not contain any of the referenced securities. For a complete listing of each Fund's holdings as of April 30, 2002, please see page 4. Portfolio composition will change over time due to ongoing management of the Fund. Reference to a specific stock or sector is not a recommendation to buy or sell any security by the Fund, its advisor or distributor.



2    Choice Long-Shot Fund

                                                   CHOICE LONG-SHORT FUND

                        INVESTMENT RETURNS TABLE*
                          As of April 30, 2002
                                                                               Average Annual
                                                       One Year Ended         Since Inception
------------------------------------------------------------------------------------------------
Choice Long-Short Class A (inception date 2-1-01)    3/31/02     4/30/02     3/31/02    4/30/02
Fund With Sales Load Effect                         (17.12)%    (24.60)%    (15.00)%   (16.22)%
Fund Without Sales Load Effect                      (12.31)%    (20.21)%    (10.77)%   (12.33)%
------------------------------------------------------------------------------------------------
Choice Long-Short Class C (inception date 2-1-01)   (13.39)%    (21.23)%    (12.18)%   (13.83)%
------------------------------------------------------------------------------------------------
S&P 500(R) Stock Index                                 0.24%    (12.63)%    (12.77)%   (16.29)%
------------------------------------------------------------------------------------------------

PERFORMANCE IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. For Class A shares, total return figures include an up-front maximum applicable sales charge of 5.50%. Class C shareholders are subject to a contingent deferred sales charge of 1% (as a percentage of original purchase price or redemption proceeds, whichever is lower) on shares sold within one year of purchase. The Fund performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. Fund prices change daily and performance may change significantly during periods of market volatility. Visit our website at www.choicefunds.net for current fund performance information. The Fund has invested a substantial portion of its assets in technology-related companies, and thus is more susceptible to any economic, business or other developments that generally affect those types of companies.

                GROWTH OF AN ASSUMED $10,000 INVESTMENT*
                         From 2-1-01 to 4-30-02

-------------------------------------------------------------------------------------
                      LONG-SHORT FUND             LONG-SHORT FUND
                          CLASS A                     CLASS A
PLOT POINT         WITH SALES LOAD EFFECT    WITHOUT SALES LOAD EFFECT     S&P 500
----------         ----------------------    -------------------------     -------
01-Feb-01                  9,451.80                  10,000.00             10,000.00
30-Apr-01                 10,056.72                  10,640.00              9,173.96
31-Jul-01                 10,000.00                  10,580.00              8,921.98
31-Oct-01                  9,130.44                   9,660.00              7,834.72
31-Jan-02                  8,969.76                   9,490.00              8,385.46
30-Apr-02                  8,024.58                   8,490.00              8,015.73
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                      LONG-SHORT FUND             LONG-SHORT FUND
                          CLASS C                     CLASS C
PLOT POINT         WITH SALES LOAD EFFECT    WITHOUT SALES LOAD EFFECT     S&P 500
----------         ----------------------    -------------------------     -------
01-Feb-01                 10,000.00                  10,000.00             10,000.00
30-Apr-01                 10,450.70                  10,550.00              9,173.96
31-Jul-01                 10,315.80                  10,420.00              8,921.98
31-Oct-01                  9,438.20                   9,530.00              7,834.72
31-Jan-02                  9,246.60                   9,340.00              8,385.46
30-Apr-02                  8,226.90                   8,310.00              8,015.73
-------------------------------------------------------------------------------------

This chart assume an initial investment of $10,000 made on 2-1-01. Total Return is based on net change in N.A.V. assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions. Performance figures represent past performance, which is no guarantee of future results, and will fluctuate. It is not possible to make a direct investment in the S&P 500(R) Stock Index.

*The Investment Returns Table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                         CHOICE LONG-SHORT FUND

OBJECTIVE

The Fund's investment objective is to seek long-term growth of capital through all market conditions.

STRATEGY

The Fund will invest primarily in a non-diversified portfolio of common stocks of companies of all sizes that have been analyzed intensely by the portfolio manager. The Fund will use various strategies, such as buying long and short sales.

                                              Choice Long-Short Fund    3

CHOICE LONG-SHORT FUND

SCHEDULE OF INVESTMENTS
April 30, 2002  (Unaudited)

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               COMMON STOCKS                                   26.2%
               Banks-Money Center                               1.5%
      17,000   Citigroup, Inc.                                              $   736,100
                                                                            -----------

               Cable Television                                 0.8%
      18,000   Cablevision Systems Corp.*                                       423,000
                                                                            -----------

               Computers-Integrated Systems                     0.7%
      35,000   Oracle Corp.*                                                    351,400
                                                                            -----------

               Computers-Local Networks                         2.0%
      41,000   Cisco Systems, Inc.*                                             600,650
      64,400   Finisar Corporation*                                             411,516
                                                                            -----------
                                                                              1,012,166
                                                                            -----------

               Computers-Memory Devices                         1.1%
      63,000   EMC Corp.*                                                       575,820
                                                                            -----------

               Computers-Mini/Micro                             3.3%
      39,000   Intel Corp.                                                    1,115,790
      63,000   Sun Microsystems, Inc.*                                          515,340
                                                                            -----------
                                                                              1,631,130
                                                                            -----------

               Computers-Software                               3.9%
      41,000   J.D. Edwards & Co.*                                              455,100
      28,500   Microsoft Corp.*                                               1,489,410
                                                                            -----------
                                                                              1,944,510
                                                                            -----------

               Electronics-Semiconductor Manufacturing          3.9%
      33,000   Altera Corp.*                                                    678,480
       8,500   Micron Technology, Inc.*                                         201,450
     102,000   Vitesse Semiconductor Corp.*                                     609,960
      11,500   Xilinx, Inc.*                                                    434,240
                                                                            -----------
                                                                              1,924,130
                                                                            -----------

               Finance-Investment Broker                        0.9%
      10,500   Merrill Lynch & Co., Inc.                                        440,370
                                                                            -----------

               Manufacturing                                    1.0%
      27,900   Tyco International Ltd.                                          514,755
                                                                            -----------

               Medical-Biomedical/Genetics                      0.8%
      12,600   Gilead Sciences, Inc.*                                           392,112
                                                                            -----------

See notes to financial statements.

4    Choice Long-Short Fund

                                                   CHOICE LONG-SHORT FUND

April 30, 2002  (Unaudited)

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               Medical-Ethical Drugs                             1.2%
      16,000   Pfizer, Inc.                                                 $   581,600
                                                                            -----------

               Pharmaceuticals                                   1.1%
      17,800   King Pharmaceuticals, Inc.*                                      557,852
                                                                            -----------

               Retail                                            0.8%
       9,000   Lowe's Companies, Inc.                                           380,610
                                                                            -----------

               Telecommunications-Equipment                      3.2%
      41,000   Microtune, Inc.*                                                 457,150
      92,000   Nortel Networks Corp.*                                           312,800
      32,000   Powerwave Technologies, Inc.*                                    382,080
     189,500   Redback Networks, Inc.*                                          428,270
                                                                            -----------
                                                                              1,580,300
                                                                            -----------

               Telecommunications-Services                       0.0%
       1,820   Worldcom Inc. - MCI Group                                          6,827
                                                                            -----------

               TOTAL COMMON STOCKS
               (cost $14,161,600)                                            13,052,682
                                                                            -----------


Principal Amount
----------------
               SHORT-TERM INVESTMENTS                           48.0%

 $21,500,000   U.S. Treasury Bill
               1.42%, 05/02/02                                               21,499,163

   2,390,775   UMB Bank Money Market Fiduciary,
               Variable Rate Demand Deposit                                   2,390,775
                                                                            -----------

               TOTAL SHORT-TERM INVESTMENTS
               (cost $23,889,938)                                            23,889,938
                                                                            -----------

               TOTAL INVESTMENTS                                74.2%
               (cost $38,051,538)                                            36,942,620

               Other Assets less Liabilities                    25.8%        12,862,628
                                                                            -----------

               NET ASSETS                                      100.0%       $49,805,248
                                                                            ===========

See notes to financial statements.

                                              Choice Long-Short Fund    5

CHOICE LONG-SHORT FUND

April 30, 2002  (Unaudited)

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               Securities Sold Short
      10,000   3M Co.                                                       $ 1,258,000
      10,000   Anheuser-Busch Companies, Inc.                                   530,000
      20,000   Avon Products, Inc.                                            1,117,000
      13,000   Baker Hughes, Inc.                                               489,840
       4,000   Bank One Corp.                                                   163,480
      10,000   Business Objects S.A.*                                           336,700
       6,000   Harley-Davidson, Inc.                                            317,940
       7,000   Johnson & Johnson                                                447,020
       8,000   Marriott International, Inc.                                     351,520
      10,000   Mercury Interactive Corp.*                                       372,700
       6,000   Qualcomm, Inc.*                                                  180,960
       7,000   Teekay Shipping Corp.                                            258,160
       1,000   UnitedHealth Group, Inc.                                          87,810
                                                                            -----------


               TOTAL SECURITIES SOLD SHORT
               (proceeds $5,792,787)                                        $ 5,911,130
                                                                            ===========

*Non-income producing











See notes to financial statements.

6    Choice Long-Short Fund

                                                   CHOICE LONG-SHORT FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002 (Unaudited)

----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $38,051,538)                                    $36,942,620
Deposit at broker                                                            10,192,323
Receivable from broker for proceeds on securities sold short                  5,341,776
Receivable for investments sold                                              11,229,030
Receivable for fund shares sold                                                   1,050
Receivable for directed brokerage credits                                        19,139
Interest and dividends receivable                                                11,588
Other assets                                                                     36,342
                                                                            -----------
Total assets                                                                 63,773,868
                                                                            -----------

LIABILITIES
Securities sold short, at value (proceeds of $5,792,787)                      5,911,130
Payable for investments purchased                                             7,898,282
Payable for fund shares redeemed                                                 24,897
Accrued investment advisory fee                                                 107,734
Accrued distribution fee                                                          6,131
Accrued expenses                                                                 20,446
                                                                            -----------
Total liabilities                                                            13,968,620
                                                                            -----------
NET ASSETS                                                                  $49,805,248
                                                                            ===========

NET ASSETS CONSIST OF
Paid in capital                                                             $58,954,256
Undistributed net investment loss                                                (3,112)
Accumulated net realized loss on investments sold, securities sold short,
  and futures contracts                                                      (7,918,635)
Net unrealized depreciation on:
  Investments                                                                (1,108,918)
  Securities sold short                                                        (118,343)
                                                                            -----------
NET ASSETS                                                                  $49,805,248
                                                                            ===========

CLASS A SHARES
Net assets                                                                  $47,816,339
Shares outstanding (no par value, unlimited shares authorized)                5,644,887
NET ASSET VALUE PER SHARE (NET ASSETS/SHARES
  OUTSTANDING)                                                                    $8.47
                                                                            ===========
MAXIMUM OFFERING PRICE PER SHARE (NET ASSET VALUE PLUS
  5.82% OF NET ASSET VALUE OR 5.50% OF OFFERING PRICE)                            $8.96
                                                                            ===========

CLASS C SHARES
Net assets                                                                  $ 1,988,909
Shares outstanding (no par value, unlimited shares authorized)                  239,875
NET ASSET VALUE AND OFFERING PRICE PER SHARE
  (NET ASSETS/SHARES OUTSTANDING)                                                 $8.29
                                                                            ===========

See notes to financial statements.

                                              Choice Long-Short Fund    7

CHOICE LONG-SHORT FUND

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2002 (Unaudited)


----------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                    $   179,819
Dividends                                                                        51,674
                                                                            -----------
Total Investment Income                                                         231,493
                                                                            -----------

EXPENSES
Investment advisory fees                                                        629,100
Rule 12b-1 fees - Class A shares                                                 83,850
Rule 12b-1 fees - Class C shares                                                 12,069
Dividends on short positions                                                     37,656
Fund administration and accounting fees                                          37,469
Professional fees                                                                37,083
Transfer agent fees and expenses - Class A shares                                27,294
Transfer agent fees and expenses - Class C shares                                 5,654
Federal and state registration fees                                              30,120
Reports to shareholders                                                          11,311
Custody fees                                                                      7,607
Trustees' fees and related expenses                                               3,253
Other                                                                             8,003
                                                                            -----------
Total expenses                                                                  930,469
Less expenses paid indirectly                                                  (159,466)
                                                                            -----------
Net expenses                                                                    771,003
                                                                            -----------
NET INVESTMENT LOSS                                                            (539,510)
                                                                            -----------


REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on:
  Investment securities                                                       2,870,196
  Short positions                                                            (1,746,892)
  Futures contracts                                                          (3,705,350)
Change in unrealized appreciation/depreciation on investments and
  securities sold short                                                      (3,005,189)
                                                                            -----------
NET LOSS ON INVESTMENTS                                                      (5,587,235)
                                                                            -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $(6,126,745)
                                                                            ===========



See notes to financial statements.

8    Choice Long-Short Fund

                                                   CHOICE LONG-SHORT FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                       SIX MONTHS ENDED
                                                        APRIL 30, 2002     PERIOD ENDED
                                                         (UNAUDITED)    OCTOBER 31, 2001(1)
----------------------------------------------------------------------------------------
OPERATIONS
Net investment loss                                      $   (539,510)    $   (455,253)
Net realized gain (loss) on:
  Investment securities                                     2,870,196       (7,446,673)
  Short positions                                          (1,746,892)       1,336,278
  Futures contracts                                        (3,705,350)         773,806
Change in unrealized appreciation/depreciation on
  investments and securities sold short                    (3,005,189)       1,777,928
                                                         ------------     ------------
Net decrease in net assets resulting from operations       (6,126,745)      (4,013,914)
                                                         ------------     ------------

CAPITAL SHARE TRANSACTIONS
Shares sold
    Class A shares                                         26,245,369       93,997,444
    Class C shares                                             69,382        3,035,079
Shares redeemed
    Class A shares                                        (26,929,762)     (35,856,447)
    Class C shares                                           (369,904)        (245,254)
                                                         ------------     ------------
Net increase (decrease) in net assets resulting from
  capital share transactions                                 (984,915)      60,930,822
                                                         ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                    (7,111,660)      56,916,908
                                                         ------------     ------------

NET ASSETS
Beginning of period                                        56,916,908             -
                                                         ------------     ------------
End of period                                            $ 49,805,248     $ 56,916,908
                                                         ============     ============



(1)Commenced operations on February 1, 2001.




See notes to financial statements.

                                              Choice Long-Short Fund    9

CHOICE LONG-SHORT FUND

FINANCIAL HIGHLIGHTS

PER SHARE OPERATING PERFORMANCE*

                                              Class A Shares                    Class C Shares
                                     Six Months Ended                  Six Months Ended
                                      April 30, 2002   Period Ended     April 30, 2002   Period Ended
                                        (Unaudited)   Oct. 31, 2001(1)    (Unaudited)   Oct. 31, 2001(1)
---------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of Period                      $9.66           $10.00           $9.53           $10.00

INCOME (LOSS) FROM
  INVESTMENT
  OPERATIONS
Net investment loss                        (0.09)           (0.08)          (0.18)           (0.12)
Net realized and unrealized
  losses on investments                    (1.10)           (0.26)          (1.06)           (0.35)
Total Loss from Investment
  Operations                               (1.19)           (0.34)          (1.24)           (0.47)

Net Asset Value,
  End of Period                            $8.47            $9.66           $8.29            $9.53

Total Return (2) (3)                      (12.11)%          (3.40)%        (12.80)%          (4.70)%

SUPPLEMENTAL DATA
  AND RATIOS
Net assets, end of period
  (in thousands)                         $47,816          $54,303          $1,989           $2,614

Ratio of expenses to average
  net assets, net of fees paid
  indirectly(4)                             2.99%            3.51%           4.55%            4.70%
Ratio of expenses to average
  net assets, before fees paid
  indirectly(4)                             3.63%            3.51%           5.08%            4.70%
Ratio of net investment loss
  to average net assets, net of
  fees paid indirectly(4)                 (2.07)%          (1.14)%         (3.67)%          (2.31)%
Ratio of net investment loss
  to average net assets, before
  fees paid indirectly(4)                 (2.71)%          (1.14)%         (4.20)%          (2.31)%
Portfolio turnover rate (2)               2,241%           2,469%          2,241%           2,469%

(1)  Commenced operations on February 1, 2001.

(2)  Not annualized for periods less than a full year.

(3) The total return does not reflect the 5.50% front-end sales charge and 1.00% deferred sales charge on Class A and Class C shares, respectively.

(4)  Annualized.

* Selected data for a share of capital stock outstanding throughout the period.


See notes to financial statements.

10    Choice Long-Short Fund

                         Choice Long-Short Fund
                      NOTES TO FINANCIAL STATEMENTS
                       April 30, 2002 (Unaudited)


(1)  Organization

     Choice Funds (the "Trust") was established on July 16, 1999 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Long-Short Fund (the "Fund") is a non-diversified series of the Trust that seeks to achieve long-term growth of capital in both rising and falling markets by investing in "long" stocks believed to be undervalued and selling "short" stocks believed to be overvalued. The Fund offers two classes of shares (Class A and Class C). Each class of shares has a different combination of sales charges, fees and eligibility requirements. Class A shares are subject to a maximum sales charge of 5.5% and the Class C shares are subject to a maximum contingent deferred sales charge of 1.00% on redemption of shares held less than one year. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing fees. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on relative net assets.

(2)  Significant Accounting Policies

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     (a)  Investment Valuation

          Securities (other than short-term instruments) for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded. Securities for which there were no sales on a given day or securities not listed on a national securities exchange are valued at the most recent bid prices. Securities maturing within 60 days when purchased are valued by the amortized cost method, which approximates fair value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Choice Investment Management, LLC (the "Adviser") pursuant to guidelines established by the Board of Trustees.

     (b)  Expenses

          The Fund is charged for those expenses that are directly attributable to the Fund, such as advisory and distribution fees. Expenses that are not directly attributable to a portfolio are typically allocated among the series in the Trust in proportion to their relative net assets. Certain Fund expenses may be reduced by brokerage credits which are shown as Expenses Paid Indirectly in the Statement of Operations. Brokerage credits are generated when a Fund directs portfolio trades to certain brokers.

     (c)  Short Positions

          When a Fund sells a security short, an amount equal to the sales proceeds is included in the Statement of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the security sold

                                             Choice Long-Short Fund    11
          short. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is liable for any dividends paid on securities sold short. Dividends on short sales are included as Dividends on Short Positions on the Statement of Operations. The Fund maintains assets consisting of cash or liquid securities equal in amount to the liability created by the short sale. These assets are adjusted daily to reflect changes in the value of the securities sold short.

     (d)  Futures Contracts

          The Fund may purchase and sell stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts of payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash or liquid securities. This collateral must equal the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract for the short futures contracts. All collateral is required to be adjusted daily.

          The risks inherent in the use of futures contracts include: 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the futures contracts and movements in the price of the underlying securities or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract.

     (e)  Federal Income and Excise Taxes

          No federal income tax provision has been made since the Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund.

     (f)  Distributions to Shareholders

          Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ for financial statement purposes from their characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, at April 30, 2002, reclassifications were recorded to decrease paid in capital by $536,398 and decrease accumulated net investment loss by $536,398 for the Fund.

     (g)  Other

          Investment transactions are accounted for on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

12    Choice Long-Short Fund

(3)  Investment Adviser

     The Fund has an agreement with the Adviser, with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee at the annual rate of 2.50% of the Fund's average daily net assets.

(4)  Distribution Plan

     The Fund has an agreement with UMB Distribution Services, LLC ("UMB") to furnish distribution services to the Fund. The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of its shares and certain shareholder related services at an annual rate, as determined from time to time by the Board of Trustees. Under this Plan, the Fund's Class A and Class C shares pay up to 0.35% and 0.75% of each class's average daily net assets, respectively, for distribution service, and the Class C shares pay up to 0.25% of average daily net assets for shareholder service related charges. During the six months ended April 30, 2002, the Fund incurred Rule 12b-1 fees of $83,850 and $12,069 for Class A and Class C shares, respectively. As distributor, UMB received commissions of $103 from the sale of Class A shares during the six months ended April 30, 2002. UMB, as distributor, also received contingent deferred sales charges on redemption of Class C shares of $2,354 during the six months ended April 30, 2002.

(5)  Capital Share Transactions

     Transactions in shares of the Fund for the six months ended
     April 30, 2002 were as follows:

                                         Class A           Class C
                                         --------          -------

     Shares sold                         2,904,326             7,479
     Shares redeemed                    (2,882,551)          (41,984)
                                       -----------       -----------

     Net Increase (Decrease)                21,775           (34,505)
                                       ===========       ===========


     Transactions in shares of the Fund for the period ended October 31, 2001 were as follows:
                                         Class A           Class C
                                         -------           -------

     Shares sold                         9,189,727           298,740
     Shares redeemed                    (3,566,615)          (24,360)
                                       -----------       -----------

     Net Increase                        5,623,112           274,380
                                       ===========       ===========


(6)  Investment Transactions

     The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended April 30, 2002 were $418,396,961 and $424,312,677, respectively.

     At April 30, 2002, the net unrealized depreciation for all securities, excluding securities sold short, was $(3,129,257), based on cost of investments for federal income tax purposes of $40,071,877, which consisted of unrealized appreciation of $84,740 and unrealized depreciation of $3,213,997.

                                             Choice Long-Short Fund    13
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               UMB Distribution Services, LLC, Distributor

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